Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022	Aug. 30, 2022	Jul. 31, 2022	Jul. 04, 2022
Credit Facility [Line Items]
Initial credit							$ 800
Credit facility							$ 1,000
Aggregate amount				$ 800	$ 800	$ 800
Credit facility bore interest	4.00%
Total expense on service	$ 297	$ 420	$ 420
IPO [Member]
Credit Facility [Line Items]
Services in exchange for monthly base fee	$ 35
Agreement term	3 years
Warrants issued percentage	70.00%
Base monthly fee immediately increase amount	$ 70